RELATED PARTIES	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTIES

20. RELATED PARTIES

The following discussion summarizes activity between the Company and related parties:

Millcorp provides significant part of the imported grain to the Company. The purchases incurred were $26,936 and $53,994 for the periods ended June 30, 2025 and 2024, respectively. The Company’s has outstanding amounts of $4,364 and $5,545 included in the account payable due to Millcorp as of June 30, 2025 and December 31, 2024, respectively

The Company grants share-based payments to non-executive members of its board of directors in exchange for directors’ services. For the period ended June 30, 2025, the share-based compensation expense recognized was $63.

The Company’s amounts due from related parties were $1,190 and $1,195 as of June 30, 2025, and December 31, 2024, respectively.

The Company’s amounts due to related parties were $2,988 and $7,715 as of June 30, 2025, and December 31, 2024, respectively.

Moreover, the Company owed the Lighthouse Capital Limited $8,000 as part of the consideration paid in consideration for the business combination consummated in 2022 with interest accruing at the rate of 8% per annum from June 8, 2022. The total outstanding consideration payable to Lighthouse Capital Limited amounts to $9,960, and $9,480 as of June 30, 2025 and December 31, 2024, respectively. These amounts are recorded within accrued expenses.

Transactions Between Entities Under Common Control

On June 30, 2025, the Company sold partial ownership interests in two majority owned subsidiaries, and one non-consolidated equity method investee, to a related-party entity under common control. The total consideration of this transaction was $15,700. The sales qualified as transactions between entities under common control and were therefore accounted for in accordance with ASC 805-50, Transactions Between Entities Under Common Control, and ASC 810-10, Consolidation. Under this guidance, the Company derecognized the carrying amounts of the ownership interests transferred but did not recognize any gain or loss. The difference between the carrying amount transferred and the consideration received was recorded within Equity as an increase to Additional Paid-in Capital.

Following the transfers, the Company’s ownership interests in the two majority owned subsidiaries were reduced to 51%, while the ownership interest in the non-consolidated equity method investee was reduced from 45% to 25%.

The Company has not entered into any significant transactions with other related parties.

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

(Continued)